BANK LOAN (Tables)	12 Months Ended
Dec. 31, 2019
BANK LOAN
Schedule of bank loan

	As of December 31,
	2019	2018
PT Bank UOB Indonesia	$1,105,741	$1,105,567
Total	$1,105,741	$1,105,567